Statement of Stockholders' Equity (Deficit) (USD $)	Total	COMMON STOCK	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ADDITIONAL PAID IN CAPITAL	DEFICIT ACCUMULATED DURING DEVELOPMENT STAGE
Beginning balance at Apr. 05, 2011
Share issued for cash at $1 per common share	$ 2	$ 2
Share issued for cash at $1 per common share, Shares		1
Imputed interest from a shareholder loan	1,419			1,419
Other Comprehensive Income	(247)		(247)
Net Loss for the Period	159,387				(159,387)
Balance at Mar. 31, 2012	$ (158,213)	$ 2	$ (247)	$ 1,419	$ (159,387)
Balance, Shares at Mar. 31, 2012		1